Post-balance sheet events (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Post-balance sheet events
Amount of financing raised		€ 400
Interest rate percentage		(0.26%)	0.73%	0.01%
0.875% unsecured Eurobonds
Post-balance sheet events
Amount of financing raised	€ 1,200
Term of debt		5 years
Fixed rate
Post-balance sheet events
Interest rate percentage		1.40%	1.42%	1.48%
Fixed rate | 0.875% unsecured Eurobonds
Post-balance sheet events
Interest rate percentage		0.875%
Debt from bank facility | 0.875% unsecured Eurobonds
Post-balance sheet events
Amount of financing raised	€ 1,200
Term of debt	5 years
Debt from bank facility | Fixed rate | 0.875% unsecured Eurobonds
Post-balance sheet events
Interest rate percentage	0.875%